                  As filed with the SEC on April 10, 2001

                                                        Registration No. 2-80896
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 ------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]

                         Pre-Effective Amendment No.                         [_]

                                                                             [X]
                      Post-Effective Amendment No. 41

                                      and

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      [_]

                                                                             [X]
                             Amendment No. 44

                        (Check appropriate box or boxes)

                                 ------------
                        THE PRUDENTIAL SERIES FUND, INC.

                           (Exact Name of Registrant)

                                751 BROAD STREET
                         NEWARK, NEW JERSEY 07102-3777
                                 (800) 778-2255

         (Address and telephone number of principal executive offices)

                       Jonathan D. Shain, Secretary
                        The Prudential Series Fund, Inc.
                                751 Broad Street
                         Newark, New Jersey 07102-3777
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Christopher E. Palmer, Esq.
                                 Shea & Gardner
                        1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

   Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

                         [_] immediately upon filing pursuant to paragraph (b)

                         [X] on May 1, 2001 pursuant to paragraph (b)

                         [_] 60 days after filing pursuant to paragraph (a)(1)

                         [_] on (date) pursuant to paragraph (a)(1)

                         [_] 75 days after filing pursuant to paragraph (a)(2)

                         [_] on (date) pursuant to paragraph (a)(2) of Rule
                         485.

                         If appropriate, check the following box:

                         [X] this post-effective amendment designates a new
                           effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Post-Effective Amendment No. 41 is being filed solely for the purpose of designating a new effective date for a previously filed post-effective amendment. Parts A and B of Post-Effective Amendment No. 40 to the registration statement, filed January 31, 2001, are incorporated herein by reference.

                                     PART C

                               OTHER INFORMATION

ITEM 23.

EXHIBITS

(a)(1)    Articles of Restatement of The Prudential   Incorporated by reference to Post-
          Series Fund, Inc.                           Effective Amendment No. 38 to this
                                                      Registration Statement, filed May 24,
                                                      2000.


(a)(2)    Articles Supplementary to the Articles of   To be filed by subsequent amendment.
          Restatement of The Prudential Series Fund,
          Inc.


(a)(3)    Articles of Amendment to the Articles of    To be filed by subsequent amendment.
          Restatement of The Prudential Series Fund,
          Inc.

   (b)    Amended By-laws of The Prudential Series    To be filed by subsequent amendment.
          Fund, Inc.

   (c)    N/A

(d)(1)    Management Agreement between Prudential     To be filed by subsequent amendment.
          Investments Fund Management, LLC and The
          Prudential Series Fund, Inc.

(d)(2)    Subadvisory Agreement between Prudential    To be filed by subsequent amendment.
          Investments Fund Management LLC and The
          Prudential Investment Corporation.

(d)(3)    Subadvisory Agreement between Prudential    To be filed by subsequent amendment.
          Investments Fund Management LLC and
          Jennison Associates LLC.

(d)(4)    Subadvisory Agreement between The           Incorporated by reference to Post-
          Prudential Insurance Company of America     Effective Amendment No. 36 to this
          and The Dreyfus Corporation.                Registration Statement, filed April 28,
                                                      1999.

(d)(5)    Subadvisory Agreement between The           Incorporated by reference to Post-
          Prudential Insurance Company of America     Effective Amendment No. 36 to this
          and Franklin Advisers, Inc.                 Registration Statement, filed April 28,
                                                      1999.

(d)(6)    Subadvisory Agreement between The           Incorporated by reference to Post-
          Prudential Insurance Company of America     Effective Amendment No. 36 to this
          and Pacific Investment Management Company.  Registration Statement, filed April 28,
                                                      1999.

(d)(8)    Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and AIM     Effective Amendment No. 39 to this
          Capital Management, Inc.                    Registration Statement, filed August 4,
                                                      2000.

(d)(9)    Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and         Effective Amendment No. 39 to this
          Alliance Capital Management, L.P.           Registration Statement, filed August 4,
                                                      2000.

(d)(10)   Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and Davis   Effective Amendment No. 39 to this
          Selected Advisers, L.P.                     Registration Statement, filed August 4,
                                                      2000.

(d)(11)   Subadvisory Agreement between Prudential    Incorporated by reference to Post-
          Investments Fund Management LLC and         Effective Amendment No. 39 to this
          Bankers Trust Company.                      Registration Statement, filed August 4,
                                                      2000.

(d)(12)   Subadvisory Agreement between Prudential     Incorporated by reference to Post-
          Investments Fund Management LLC and          Effective Amendment No. 39 to this
          Fidelity Management & Research Company.      Registration Statement, filed August 4,
                                                       2000.
(d)(13)   Subadvisory Agreement between Prudential     Incorporated by reference to Post-
          Investments Fund Management LLC and          Effective Amendment No. 39 to this
          INVESCO Funds Group, Inc.                    Registration Statement, filed August 4,
                                                       2000.
(d)(14)   Subadvisory Agreement between Prudential     Incorporated by reference to Post-
          Investments Fund Management LLC and          Effective Amendment No. 39 to this
          Massachusetts Financial Services Company.    Registration Statement, filed August 4,
                                                       2000.
(d)(15)   Subadvisory Agreement between Prudential     To be filed by subsequent amendment.
          Investments Fund Management LLC and GE
          Asset Management, Incorporated.
(d)(16)   Subadvisory Agreement between Prudential     To be filed by subsequent amendment.
          Investments Fund Management LLC and
          Salomon Brothers Asset Management, Inc.
(d)(17)   Subadvisory Agreement between Prudential     To be filed by subsequent amendment.
          Investments Fund Management LLC and
          Deutsche Asset Management, Inc.
(d)(18)   Subadvisory Agreement between Prudential     To be filed by subsequent amendment.
          Investments Fund Management LLC and Key
          Asset Management, Inc.
(e)       Distribution Agreement between The           To be filed by subsequent amendment.
          Prudential Series Fund, Inc. and
          Prudential Investment Management Services
          LLC.
(f)       N/A
(g)(1)    Form of Custodian Agreement between          Incorporated by reference to Post-
          Investors Fiduciary Trust Company and The    Effective Amendment No. 34 to this
          Prudential Series Fund, Inc. dated May 19,   Registration Statement, filed April 24,
          1997.                                        1998.
            (i) Custodian Agreement between            Incorporated by reference to Post-
            Investors Fiduciary Trust Company and      Effective Amendment No. 37 to this
            The Prudential Insurance Company of        Registration Statement, filed April 27,
            America dated September 16, 1996.          2000.
            (ii) Assignment of Custodian Agreement     Incorporated by Reference to Amendment No.
            Incorporated by reference to Post-         37 to this Registration Statement, filed
            Effective from Investors Fiduciary Trust   April 27, 2000.
            Company to State Street effective
            January 1, 2000.
            (iii) First Amendment to Custody           Incorporated by reference to Post-
            Agreement between The Prudential           Effective Amendment No. 37 to this
            Insurance Company of America and           Registration Statement, filed April 27,
            Investors Fiduciary Trust Company dated    2000.
            December 1, 1996.
            (iv) Supplement to Custody Agreement       Incorporated by reference to Post-
            between The Prudential Series Fund,        Effective Amendment No. 37 to this
            Inc., Prudential's Gibraltar Fund and      Registration Statement, Filed August 4,
            Investors Fiduciary Trust Company dated    2000.
            August 19, 1998.

(g)(2)   (i) Special Custody Agreement between        Incorporated by reference to Post-
         Prudential Series Fund, Inc., Goldman,       Effective Amendment No. 37 to this
         Sachs & Co., and Investors Fiduciary Trust   Registration Statement, filed April 27,
         Company.                                     2000.


         (ii) Assignment of Special Custody           Incorporated by reference to Post-
         Agreement from Investors Fiduciary Trust     Effective Amendment No. 37 to this
         Company to State Street effective January    Registration Statement, filed April 27,
         1, 2000.                                     2000.

         (iii) First Amendment of Custody Agreement   Incorporated by reference to Post-
         between the Prudential Series Fund, Inc.     Effective Amendment No. 37 to this
         and Prudential's Gibraltar Fund and State    Registration Statement, filed April 27,
         Street Bank and Trust dated March 1, 2000.   2000.

(g)(3)   Investment Accounting Agreement between      Incorporated by reference to Post-
         The Prudential Series Fund Inc.,             Effective Amendment No. 37 to this
         Prudential's Gibraltar Fund and Investor     Registration Statement, filed April 27,
         Fiduciary Trust Company dated December 31,   2000.
         1994.


         (i) First Amendment to Investment            Incorporated by reference to Post-
         Accounting Agreement between The             Effective Amendment No. 37 to this
         Prudential Series Fund, Inc., Prudential's   Registration Statement, filed April 27,
         Gibraltar Fund and Investors Fiduciary       2000.
         Trust Company dated June 20, 1995.

         (ii) Second Amendment to Investment          Incorporated by reference to Post-
         Accounting Agreement between The             Effective Amendment No. 37 to this
         Prudential Series Fund, Inc. and             Registration Statement, filed April 27,
         Prudential's Gibraltar Fund and State        2000.
         Street Bank and Trust dated March 1, 2000.

(h)(1)   Transfer Agent Agreement between             Incorporated by reference to Post-
         Prudential Mutual Fund Services LLC and      Effective Amendment No. 36 to this
         The Prudential Series Fund, Inc. filed       Registration Statement, Filed April 28,
         April 28, 1999.                              1999.


(h)(2)   Fund Participation Agreement between         Incorporated by reference to Post-
         Great-West Life & Annuity Insurance          Effective Amendment No. 37 to this
         Company, The Prudential Series Fund, Inc.,   Registration Statement, filed April 27,
         The Prudential Insurance Company of          2000.
         America, Prudential Investment Management
         Services LLC and Charles Schwab & Co.,
         Inc. dated May 1, 1999.

(h)(3)   Fund Participation Agreement between First   Incorporated by reference to Post-
         Great-West Life & Annuity Insurance          Effective Amendment No. 37 to this
         Company, The Prudential Series Fund, Inc.,   Registration Statement, filed April 27,
         The Prudential Insurance Company of          2000.
         America, Prudential Investment Management
         Services LLC and Charles Schwab & Co.,
         Inc. dated May 1, 1999

(h)(4)   Fund Participation Agreement between The     Incorporated by reference to Post-
         Ohio National Life Insurance Company, The    Effective Amendment No. 37 to this
         Prudential Insurance Company of America,     Registration Statement, filed April 27,
         The Prudential Series Fund, Inc. and         2000.
         Prudential Investment Management Services
         LLC.

(h)(5)    Fund Participation Agreement between         To be filed by subsequent amendment.
          Allianz Life Insurance Company of North
          America, The Prudential Series Fund, Inc.,
          Prudential Investments Fund Management
          LLC, and Prudential Investment Management
          Services LLC, dated December 15, 2000.


(h)(6)    Fund Participation Agreement between         To be filed by subsequent amendment.
          Preferred Life Insurance Company of New
          York, The Prudential Series Fund, Inc.,
          Prudential Investments Fund Management
          LLC, and Prudential Investment Management
          Services LLC, dated December 15, 2000.


(h)(7)    Fund Participation Agreement between         To be filed by subsequent amendment.
          Equitable Life Insurance Company of Iowa,
          The Prudential Series Fund, Inc., The
          Prudential Insurance Company of America,
          and Prudential Investment Management
          Services, LLC, dated April 28, 2000, as
          amended October 30, 2000.


(h)(8)    Fund Participation Agreement between First   To be filed by subsequent amendment.
          Golden American Life Insurance Company,
          The Prudential Series Fund, Inc., The
          Prudential Insurance Company of America,
          and Prudential Investment Management
          Services LLC, dated April 28, 2000, as
          amended October 30, 2000.


(h)(9)    Fund Participation Agreement between         To be filed by subsequent amendment.
          Golden American Life Insurance Company,
          The Prudential Series Fund, Inc., The
          Prudential Insurance Company of America,
          and Prudential Investment Management
          Services LLC, dated April 29, 2000, as
          amended October 30, 2000.


(h)(10)   Fund Participation Agreement between The     To Be filed by subsequent amendment.
          Guardian Insurance & Annuity Company,
          Inc., The Prudential Series Fund, Inc.,
          The Prudential Insurance Company of
          America, and Prudential Investment
          Management Services LLC, dated September
          1, 2000


(h)(11)   Fund Participation Agreement between The     To be filed by subsequent amendment.
          Hartford Life Insurance Company, The
          Prudential Series Fund, Inc., The
          Prudential Insurance Company of America,
          and Prudential Investment Management
          Services LLC, dated June 22, 2000.


(h)(12)   Fund Participation Agreement between The     To be filed by subsequent amendment.
          Hartford Life and Annuity Insurance
          Company, The Prudential Series Fund, Inc.,
          the Prudential Insurance Company of
          America, and Prudential Investment
          Management Services LLC, dated June 22,
          2000.

(h)(13) Procedural Agreement between Merrill Lynch   Incorporated by reference to Post-
          Futures, Inc., The Prudential Series Fund,   Effective Amendment No. 37 to this
          Inc. and Investors Fiduciary Trust           Registration Statement, filed April 27,
          Company.                                     2000.

(h)(14)   (a) Pledge Agreement between Goldman,        Incorporated by reference to Post-
          Sachs & Co., The Prudential Series Fund,     Effective Amendment No. 37 to this
          Inc. and Investors Fiduciary Trust           Registration Statement, filed April 27,
          Company, dated August 15, 1997.              2000.

          (b) Pledge Agreement between Lehman          Incorporated by reference to Post-
          Brothers Inc., The Prudential Series Fund,   Effective Amendment No. 37 to this
          Inc. and Investors Fiduciary Trust           Registration Statement, filed April 27,
          Company, dated August 29, 1997.              2000.

          (c) Pledge Agreement between J.P. Morgan     Incorporated by reference to Post-
          Futures Inc., The Prudential Series Fund,    Effective Amendment No. 37 to this
          Inc. and Investors Fiduciary Trust Company   Registration Statement, filed April 27,
          dated September 1997.                        2000.

          (d) Pledge Agreement between PaineWebber     Incorporated by reference to Post-
          Inc., The Prudential Series Fund, Inc. and   Effective Amendment No. 37 to this
          Investors Fiduciary Trust Company, dated     Registration Statement, filed April 27,
          September 25, 1997.                          2000.

          (e) Pledge Agreement between Credit Suisse   Incorporated by reference to Post-
          First Boston Corp., The Prudential Series    Effective Amendment No. 37 to this
          Fund, Inc. and Investors Fiduciary Trust     Registration Statement, filed April 27,
          Company dated November 11, 1997.             2000.

(i)       Shea & Gardner Legal Opinion.                To be filed by subsequent amendment.

(j)       Consent of independent accountants.          To be filed by subsequent amendment.

(k)       N/A

(l)       N/A

(m)       Amended Rule 12b-1 Plan.                     To be filed by subsequent amendment.

(n)       Amended Rule 18f-3 Plan.                     To be filed by subsequent amendment.

(p)(1)    Amended Code of Ethics for The Prudential    To be filed by subsequent amendment.
          Series Fund, Inc.

(p)(2)    Amended Code of Ethics for Prudential        To be filed by subsequent amendment.
          Investments Fund Management LLC.

(p)(3)    Amended Code of Ethics for Prudential        To be filed by subsequent amendment.
          Investment Management Services LLC.

(p)(4)    Code of Ethics for Franklin Advisers, Inc.   Incorporated by reference to Post-
                                                       Effective Amendment No. 37 to this
                                                       Registration Statement, filed April 27,
                                                       2000.

(p)(5)    Code of Ethics for The Dreyfus               Incorporated by reference to Post-
          Corporation.                                 Effective Amendment No. 37 to this
                                                       Registration Statement, filed April 27,
                                                       2000.

(p)(6)    Code of Ethics for Pacific Investment        Incorporated by reference to Post-
          Management Company.                          Effective Amendment No. 37 to this
                                                       Registration Statement, filed April 27,
                                                       2000.

(p)(7)    Amended Code of Ethics for The Prudential    To be filed by subsequent amendment.
          Investment Corporation.

 (p)(8)     Code of Ethics for Jennison Associates       To be filed by subsequent amendment.
            LLC.

 (p)(9)     Code of Ethics for AIM Management Group      Incorporated by reference to Post-
            Inc.                                         Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(10)    Code of Ethics for Alliance Capital          Incorporated by reference to Post-
            Management L.P.                              Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(11)    Code of Ethics for Davis Selected            Incorporated by reference to Post-
            Advisers, L.P.                               Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(12)    Code of Ethics for Deutsche Asset            Incorporated by reference to Post-
            Management, Inc.                             Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(13)    Amended Code of Ethics for FMR Corp.         To be filed by subsequent amendment.

 (p)(14)    Code of Ethics for INVESCO Funds Group,      Incorporated by reference to Post-
            Inc.                                         Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(15)    Code of Ethics for Massachusetts Financial   Incorporated by reference to Post-
            Services Company.                            Effective Amendment No. 39 to this
                                                         Registration Statement, filed August 4,
                                                         2000.

 (p)(16)    Code of Ethics of GE Asset Management        To be filed by subsequent amendment.
            Incorporated

 (p)(17)    Code of Ethics of Solomon Brothers Asset     To be filed by subsequent amendment.
            Management, Inc.

 (p)(18)    Code of Ethics of Deutsche Asset             To be filed by subsequent amendment.
            Management, Inc.

 (p)(19)    Code of Ethics of Key Asset Management,      To be filed by subsequent amendment.
            Inc.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

  Most of the Registrant's outstanding securities are owned by the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940 (the "Act"): The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ["Pruco Life"]); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ["Pruco Life of New Jersey"]). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.

  Registrant's shares will be voted in proportion to the directions of persons having interests in the separate accounts holding shares of the Registrant. Registrant may nonetheless be deemed to be controlled by such entities by virtue of the presumption contained in Section 2(a)(9) of the Act, although Registrant disclaims such control.

  The subsidiaries of Prudential are set forth in Schedule D of Prudential's Annual Statement as shown on the following pages. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. The Gibraltar Fund is registered as an open-end, diversified, management investment company under the Act. The separate accounts are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Account Contract Account-11, (separate accounts of Prudential which are registered as open-end, diversified management investment companies).

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                                                                                                        Stock of Such Company
                                                                                                         Owned by Insurer on
                                                                                                            Statement Date
                                                                                                      --------------------------
                                                                   4
                                                      3       Do Insurer's
                                                     NAIC       Admitted
                                         2        Valuation  Assets Include
                        1               NAIC        Method     Intangible
                   Description        Company        (See        Assets          5
                     Name of          Code or        SVO       Connected      If Yes,
                   Subsidiary,         Alien       Purposes   with Holding   Amount of                      7
                  Controlled or       Insurer        and        of Such        Such           6           Number          8
 CUSIP             Affiliated      Identification Procedures   Company's    Intangible    Statement         of          % of
 Identification      Company           Number      Manual)       Stock?       Assets        Value         Shares     Outstanding
 -------------- ----------------   -------------- ---------- -------------- ----------- ------------- -------------- -----------
                Prudential
                Realty
 000000-00-0    Securities, Inc.                     3(f)         No                  0       126,000        126,000    100.0
 0699999        Preferred Stock-
                Investment
                Subsidiary                                                            0       126,000            XXX      XXX
 000000-00-0    Heritage
                Property
                Investment Trust                     3(f)         No                  0    93,587,000  3,743,480,000    100.0
 74438*-11-5    Prudential                           3(f)         No                  0       875,461          7,000    100.0
                Timber
                Investments,
                Inc.
 000000-00-0    Rewards Plus of
                America
                Corporation                          3(f)         No                  0    43,318,627  4,708,188,000    100.0
 0799999        Preferred Stock-                                                      0   137,781,088            XXX      XXX
                Other Affiliates
 0899999        Total Preferred                                                       0   137,907,088            XXX      XXX
                Stocks
 74408#-10-9    Pruco Life           79227           3(c)         No                  0   852,998,544    250,000,000    100.0
                Insurance
                Company
 74445@-10-6    Prudential           74020           3(c)         No                  0    12,397,323    500,000,000    100.0
                Health Care and
                Life Insurance
                Co. of America
 1199999        Common Stock-                                                         0   865,395,867            XXX      XXX
                U.S. LAH Insurer
 000000-00-0    Prudential Life                      3(g)         No                  0    60,914,392  6,000,000,000    100.0
                Insurance
                Company of
                Taiwan
 J7443#-10-6    The Prudential       AA-1580001      3(g)         No                  0   381,747,272    100,000,000    100.0
                Life Insurance
                Company, Ltd.
 1299999        Common Stock-                                                         0   442,661,664            XXX      XXX
                Alien Insurer
 74408@-10-1    PRUCO, Inc.                          3(b)         Yes        71,914,501 2,425,032,909         94,000    100.0
 000000-00-0    Prudential                           3(b)         No                  0   135,113,745        100,000    100.0
                International
                Insurance
                Holdings, Ltd.
 744400-10-2    Prudential                           3(b)         Yes           783,100     9,269,559     44,977,000    100.0
                Select Holdings,
                Inc.
 1399999        Common Stock-                                                72,697,601 2,569,416,213            XXX      XXX
                Non-Insurer
                Which Controls
                Insurer
 BREE00-07-9    BREE Investors                       3(b)         No                  0     3,696,127          1,000     50.0
                Inc.
 26243*-10-2    Dryden Finance,                      3(a)         No                  0    55,768,373        278,000    100.0
                Inc.
 26244*-10-1    Dryden Holdings,                     3(a)         No                  0   104,985,483        234,000    100.0
                Inc.
 00000-00-0     Flor-Ag Credit,                      3(a)         No                  0    13,091,437         50,000     98.0
                Inc.
 GATWAY-00-5    Gateway                              3(a)         No                  0    84,109,115        810,000    100.0
                Holdings, Inc.
 37475X-10-5    Gibraltar                            3(a)         No                  0    48,796,152      1,000,000    100.0
                Properties, Inc.
 000000-00-0    PBT Home Equity                      3(a)         No                  0    17,000,132        100,000    100.0
                Holdings, Inc.
 PGA100-AB-0    PGA European                         3(a)         No.                 0     7,838,930        100,000    100.0
                Holdings, Inc.
 69337*-10-9    PIC Realty                           3(b)         No                  0     1,035,361  2,561,003,000    100.0
                Canada, Ltd.
 000000-00-0    PIC Realty                           3(b)         Yes         3,534,716   126,499,440        236,000    100.0
                Corporation
 000000-00-0    Prudential                           3(a)         No                  0     1,942,680        100,000    100.0
                Agricultural
                Credit, Inc.
 74430*-10-5    Prudential                           3(b)         No                  0        37,652        500,000     50.0
                Mortgage Asset
                Corporation II
 74390@-10-1    Prudential                           3(a)         No                  0    72,196,010        132,000     87.0
                Realty
                Securities II,
                Inc.
 744355-2#-4    Prudential                           3(a)         No                  0   572,218,783         92,000    100.0
                Realty
                Securities, Inc.
 78457#-10-0    SMP Holdings,                        3(a)         No                  0    28,149,100        500,000    100.0
                Inc.
 78487@-10-6    SVIIT Holdings,                      3(a)         No                  0   170,951,958      1,000,000    100.0
                Inc.
 1499999        Common Stock-                                                 3,534,716 1,308,317,732            XXX      XXX
                Investment
                Subsidiary
 42726*-10-5    Heritage                             3(a)         No                  0    31,413,000  1,256,520,000    100.0
                Properties
 000000-00-0    Hochman and                          3(b)         Yes        13,461,870     1,708,903        800,000     80.0
                Baker
 000000-00-0    Masterlink                           3(a)         Yes        87,749,016   106,222,589 41,031,800,000     81.0
                Securities
                Investment Trust
                Enterprise
 000000-00-0    PHBIA                                3(a)         No                  0       530,731        100,000    100.0
 000000-00-0    PREI                                 3(a)         No                  0     1,008,659        100,000    100.0
                International,
                Inc.
 000000-00-0    Pruco Securities                     3(b)         No                  0    11,932,404        995,000    100.0
                Corporation
 74437#-20-3    Prudential Asset                     3(a)         Yes           631,391   858,695,281      1,000,000    100.0
                Management
                Holding Company
 74446@-10-5    Prudential                           3(a)         No                  0       129,388        100,000    100.0
                Assigned
                Settlement
                Services, Inc.
 000000-00-0    Prudential                           3(a)         No                  0        70,533      1,000,000    100.0
                Dental
                Maintenance
                Organization of
                California, Inc.
 74445#-10-4    Prudential                           3(a)         No                  0        23,967        100,000    100.0
                Direct
                Distributors,
                Inc.
 000000-00-0    Prudential                           3(a)         No                  0   (1,287,922)        150,000    100.0
                Direct, Inc.
 000000-00-0    Prudential                           3(a)         No                  0    16,411,223     43,000,000    100.0
                Financial
                Advisor
                Securities
                Company, Ltd.
 744299-20-7    Prudential                           3(a)         No                  0    27,090,197        100,000    100.0
                Global Funding
 000000-00-0    Prudential Human                     3(a)         No                  0    48,670,109        100,000    100.0
                Resources
                Management Co.,
                Inc.
 000000-00-0    Prudential                           3(a)         Yes        13,232,000    27,827,260     70,000,000    100.0
                Investments
                Japan Co.
 PLA100-12-9    Prudential Latin                     3(b)         No                  0       650,982        100,000    100.0
                American
                Investments,
                Ltd.
 000000-00-0    Prudential Trust                     3(a)         No                  0    12,197,667    300,000,000    100.0
                Company
 000000-00-0    Prudential, Inc.                     3(a)         No                  0           500        500,000    100.0
 000000-00-0    Prumerica                            3(b)         No                  0     5,979,953        100,000    100.0
                Systems Ireland
                Limited
 76111#-10-2    Residential                          3(d)         No                  0    19,037,823      1,000,000    100.0
                Services
                Corporation of
                America
 000000-00-0    The Prudential                       3(a)         No                  0   135,769,634    203,996,000    100.0
                Bank and Trust
                Company
 74390*-10-3    The Prudential                       3(b)         Yes           830,592    41,938,754         98,000     98.0
                Real Estate
                Affiliates, Inc.
 000000-00-0    The Prudential                       3(a)         No                  0    41,195,804     10,000,000    100.0
                Savings Bank,
                F.S.B.
                ----------------     ----------      ----         ---       ----------- ------------- --------------    -----
 1599999        Common Stock-                                               115,904,869 1,387,217,439            XXX      XXX
                Other Affiliates
 1699999        Total Common                                                192,137,186 6,573,008,915            XXX      XXX
                Stocks
                ----------------     ----------      ----         ---       ----------- ------------- --------------    -----
 1799999        Totals                                                      192,137,186 6,710,916,003            XXX      XXX
                ----------------     ----------      ----         ---       ----------- ------------- --------------    -----

                        SCHEDULE D-PART 6-SECTION 1

   Valuation of Shares of Subsidiary, Controlled or Affiliated Companies

Amount of Insurer's capital and surplus from the prior year's annual statement:
$           0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                               Stock in Lower-tier Company
                                                                                               Owned Indirectly by Insurer
                                                                                   3                on Statement Date
                                                          2               Amount of Intangible ---------------------------------
                                              Name of Company Listed in    Assets Included in         4                5
     CUSIP                   1                 Section 1 Which Controls     Amount Shown in       Number of           % of
 Identification Name of Lower-tier Company        Lower-tier Company      Column 5, Section 1      Shares         Outstanding
 -------------- --------------------------   ---------------------------- -------------------- ------------------ --------------
 000000-00-0    PBT Mortgage Corporation     PIC Realty Corporation                    0                2,250.000        100.0
 000000-00-0    Pruco Life Insurance
                Company of New Jersey        Pruco Life Insurance Company              0              400,000.000        100.0
 000000-00-0    Bache & Co. (Lebanon)
                S.A.L.                       PRUCO, Inc.                               0                2,000.000        100.0
 000000-00-0    Bache & Co. S.A. de C.V.
                (Mexico)                     PRUCO, Inc.                               0                   96.000        100.0
 000000-00-0    Bache Insurance Agency
                Inc..                        PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    Bache Nominees Ltd.          PRUCO, Inc.                               0                    4.000        100.0
 000000-00-0    BraeLoch Holdings, Inc.      PRUCO, Inc.                               0            7,758,803.000        100.0
 000000-00-0    BraeLoch Successor
                Corporation                  PRUCO, Inc.                               0              330,000.000        100.0
 000000-00-0    Circle (Nominees)
                Limited                      PRUCO, Inc.                               0                    2.000        100.0
 000000-00-0    Commodity Admin
                Services, Inc.               PRUCO, Inc.                               0                   50.000        100.0
 000000-00-0    Corcarr Funds Management
                Limited                      PRUCO, Inc.                               0               50,050.000        100.0
 000000-00-0    Corcarr Nominees Pty.
                Limited                      PRUCO, Inc.                               0                    4.000        100.0
 000000-00-0    Divsplit Nominees Pty.
                Limited                      PRUCO, Inc.                               0                    4.000        100.0
 000000-00-0    Dryden Capital
                Management Limited           PRUCO, Inc.                               0            4,051,000.000        100.0
 000000-00-0    Graham Depository
                Company II                   PRUCO, Inc.                               0                1,000.000        100.0
 000000-00-0    Graham Energy, Ltd.          PRUCO, Inc.                               0                   90.000        100.0
 000000-00-0    Graham Exploration, Ltd.     PRUCO, Inc.                               0                  130.000        100.0
 000000-00-0    Graham Resources, Inc.       PRUCO, Inc.                               0            7,734,234.000        100.0
 000000-00-0    Graham Royalty, Ltd.         PRUCO, Inc.                               0                   20.000        100.0
 000000-00-0    Lapine Development
                Corporation                  PRUCO, Inc.                               0            4,650,000.000        100.0
 000000-00-0    Lapine Holding Company       PRUCO, Inc.                               0            7,499,999.000        100.0
 000000-00-0    Lapine Holding Company       PRUCO, Inc.                               0           12,500,000.000         71.0
 000000-00-0    Lapine Technology
                Corporation                  PRUCO, Inc.                               0                    1.000        100.0
 000000-00-0    Merastar Corporation         PRUCO, Inc.                       9,666,677              100,000.000        100.0
 000000-00-0    Merastar Insurance
                Company                      PRUCO, Inc.                               0               26,000.000        100.0
 000000-00-0    Mexico Commodity Funding
                Corp.                        PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    Mexico Commodity
                Sourcing Corp.               PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    P-B Finance Ltd.             PRUCO, Inc.                               0                    3.000        100.0
 000000-00-0    PAFM Investments
                (Singapore), Ltd.            PRUCO, Inc.                               0            1,000,000.000        100.0
 000000-00-0    PB Financial Services,
                Inc.                         PRUCO, Inc.                               0                   50.000        100.0
 000000-00-0    PBI Fund Managers
                Limited                      PRUCO, Inc.                               0               25,000.000        100.0
 000000-00-0    PBI Management Limited       PRUCO, Inc.                               0              300,000.000        100.0
 000000-00-0    PBML Custodian Limited       PRUCO, Inc.                               0            5,000,000.000        100.0
 000000-00-0    PGR Advisors, Inc.           PRUCO, Inc.                               0                1,000.000        100.0
 000000-00-0    PruBache Nominees Pty.
                Limited                      PRUCO, Inc.                               0                    2.000        100.0
 000000-00-0    Prudential-Bache Capital
                Funding BV                   PRUCO, Inc.                               0               40,000.000        100.0
 000000-00-0    Prudential-Bache Energy
                Corp.                        PRUCO, Inc.                               0                    1.000        100.0
 000000-00-0    Prudential-Bache Energy
                Production, Inc.             PRUCO, Inc.                               0                  100.000        100.0
 000000-00-0    Prudential-Bache Finance
                (Hong Kong) Ltd.             PRUCO, Inc.                               0                    3.000        100.0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                            Stock in Lower-tier Company
                                                                                            Owned Indirectly by Insurer
                                                                                3                on Statement Date
                                                         2             Amount of Intangible ---------------------------------
                                             Name of Company Listed in  Assets Included in         4                5
     CUSIP                   1               Section 1 Which Controls    Amount Shown in       Number of           % of
 Identification Name of Lower-tier Company      Lower-tier Company     Column 5, Section 1      Shares         Outstanding
 -------------- --------------------------   ------------------------- -------------------- ------------------ --------------
 000000-00-0    Prudential-Bache Forex,
                (U.K.) Ltd.                  PRUCO, Inc.                         0               3,000,000.000        100.0
 000000-00-0    Prudential-Bache Futures
                Asia Pacific Ltd.            PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache Global
                Markets                      PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Holdings Limited             PRUCO, Inc.                         0               3,010,000.000        100.0
 000000-00-0    Prudential-Bache
                International (Hong
                Kong) Ltd.                   PRUCO, Inc.                         0                   1,502.000        100.0
 000000-00-0    Prudential-Bache
                International Bank Ltd.      PRUCO, Inc.                         0              35,000,000.000        100.0
 000000-00-0    Prudential-Bache
                International Banking
                Corporation                  PRUCO, Inc.                         0                   1,000.000        100.0
 000000-00-0    Prudential-Bache
                International, (U.K.)
                Ltd.                         PRUCO, Inc.                         0              41,400,211.000        100.0
 000000-00-0    Prudential-Bache Leasing
                Inc.                         PRUCO, Inc.                         0                     500.000        100.0
 000000-00-0    Prudential-Bache Limited     PRUCO, Inc.                         0              12,200,000.000        100.0
 000000-00-0    Prudential-Bache
                Management GmbH              PRUCO, Inc.                         0                  50,000.000        100.0
 000000-00-0    Prudential-Bache
                Management GmbH & Co.
                KG.                          PRUCO, Inc.                         0                       0.000          0.0
 000000-00-0    Prudential-Bache
                Nominees Limited             PRUCO, Inc.                         0                      11.000        100.0
 000000-00-0    Prudential-Bache
                Properties Inc.              PRUCO, Inc.                         0                       1.000        100.0
 000000-00-0    Prudential-Bache
                Securities (Germany)
                Inc.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities (Holland)
                Inc.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities (Switzerland)
                Inc.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities (U.K.) Inc.       PRUCO, Inc.                         0                     200.000        100.0
 000000-00-0    Prudential-Bache
                Securities Agencia de
                Valores S.A.                 PRUCO, Inc.                         0                 150,000.000        100.0
 000000-00-0    Prudential-Bache
                Securities Asia Pacific
                Ltd.                         PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential-Bache
                Securities, (Australia)
                Ltd.                         PRUCO, Inc.                         0                  10,000.000        100.0
 000000-00-0    Prudential-Bache Trade
                Services Inc.                PRUCO, Inc.                         0                   1,000.000        100.0
 000000-00-0    Prudential-Bache
                Transfer Agent Services,
                Inc.                         PRUCO, Inc.                         0                  10,000.000        100.0
 000000-00-0    Prudential Asia
                Investments, Ltd.            PRUCO, Inc.                         0                       1.000         50.0
 000000-00-0    Prudential Bache Corp.
                Director Services, Inc.      PRUCO, Inc.                         0                   1,000.000        100.0
 000000-00-0    Prudential Bache Corp.
                Trustee Services, Inc.       PRUCO, Inc.                         0                   1,000.000        100.0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                            Stock in Lower-tier Company
                                                                                            Owned Indirectly by Insurer
                                                                                3                on Statement Date
                                                         2             Amount of Intangible --------------------------------
                                             Name of Company Listed in  Assets Included in        4                5
     CUSIP                   1               Section 1 Which Controls    Amount Shown in      Number of           % of
 Identification Name of Lower-tier Company      Lower-tier Company     Column 5, Section 1      Shares        Outstanding
 -------------- --------------------------   ------------------------- -------------------- ----------------- --------------
 000000-00-0    Prudential Bache Funds
                Management, Ltd.             PRUCO, Inc.                         0                      4.000        100.0
 000000-00-0    Prudential Bache Futures
                (Hong Kong) Ltd.             PRUCO, Inc.                         0                  1,500.000        100.0
 000000-00-0    Prudential Bache
                International Ltd.           PRUCO, Inc.                         0              7,500,000.000        100.0
 000000-00-0    Prudential Bache
                International Trust Co.
                (Cayman)                     PRUCO, Inc.                         0                    500.000        100.0
 000000-00-0    Prudential Bache
                Nominees (Hong Kong)
                Ltd.                         PRUCO, Inc.                         0                  1,750.000        100.0
 000000-00-0    Prudential Bache
                Securities (Hong Kong)
                Ltd.                         PRUCO, Inc.                         0                550,000.000        100.0
 000000-00-0    Prudential Capital &
                Investment Services,
                LLC.                         PRUCO, Inc.                         0                      0.000          0.0
 000000-00-0    Prudential Commercial
                Insurance Company            PRUCO, Inc.                         0                  2,000.000        100.0
 000000-00-0    Prudential Commodities
                de Mexico, S, de RL de
                CV                           PRUCO, Inc.                         0                  2,999.000         99.0
 000000-00-0    Prudential Commodities
                de Mexico, S, de RL de
                CV                           PRUCO, Inc.                         0                      1.000          1.0
 000000-00-0    Prudential General
                Agency of Florida, Inc.      PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Kentucky, Inc.     PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Massachusetts,
                Inc.                         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Mississippi,
                Inc.                         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Nevada, Inc.       PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of New Mexico,
                Inc.                         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Ohio, Inc.         PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Agency of Wyoming, Inc.      PRUCO, Inc.                         0                    100.000        100.0
 000000-00-0    Prudential General
                Insurance Company            PRUCO, Inc.                         0                  2,000.000        100.0
 000000-00-0    Prudential Insurance
                Brokerage, Inc.              PRUCO, Inc.                         0                 25,000.000        100.0
 000000-00-0    Prudential P&C Holdings,
                Inc.                         PRUCO, Inc.                         0                     10.000        100.0
 000000-00-0    Prudential Property and
                Casualty Insurance
                Company                      PRUCO, Inc.                         0                    800.000        100.0
 000000-00-0    Prudential Resources
                Management Asia, Limited     PRUCO, Inc.                         0                  9,999.000        100.0
 000000-00-0    Prudential Securities
                (Argentina) Inc.             PRUCO, Inc.                         0                    100.000        100.0

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                               Stock in Lower-tier Company
                                                                                               Owned Indirectly by Insurer
                                                                                   3                on Statement Date
                                                            2             Amount of Intangible ---------------------------------
                                                Name of Company Listed in  Assets Included in         4                5
     CUSIP                    1                 Section 1 Which Controls    Amount Shown in       Number of           % of
 Identification   Name of Lower-tier Company       Lower-tier Company     Column 5, Section 1      Shares         Outstanding
 -------------- -----------------------------   ------------------------- -------------------- ------------------ --------------
 000000-00-0    Prudential Securities
                (Brazil) LTDA                   PRUCO, Inc.                         0                 750,000.000        100.0
 000000-00-0    Prudential Securities (Chile)
                Inc.                            PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities (Japan)
                Ltd.                            PRUCO, Inc.                         0                 200,000.000        100.0
 000000-00-0    Prudential Securities
                (Montevideo) Usuaria de Zona
                Franca                          PRUCO, Inc.                         0                   1,500.000        100.0
 000000-00-0    Prudential Securities
                (Taiwan) Co., Ltd.              PRUCO, Inc.                         0              19,999,994.000         99.9
 000000-00-0    Prudential Securities
                (Uruguay) S.A.                  PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Capmark
                Inc.                            PRUCO, Inc.                         0                      20.000        100.0
 000000-00-0    Prudential Securities CMO
                Issuer Inc.                     PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Credit
                Corp.                           PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Futures
                Management Inc.                 PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Group
                Inc.--Series A                  PRUCO, Inc.                         0                     100.000        100.0
 000000-00-0    Prudential Securities Group
                Inc.--Series B                  PRUCO, Inc.                         0                      57.020        100.0
 000000-00-0    Prudential Securities
                Incorporated                    PRUCO, Inc.                         0                     664.000        100.0
 000000-00-0    Prudential Securities                  PRUCO, Inc.                  0               1,000,000.000        100.0
                Investment
                Consulting (Taiwan) Co., Ltd.
 000000-00-0    Prudential Securities                  PRUCO, Inc.                  0                     100.000        100.0
                Municipal Derivatives, Inc.
 000000-00-0    Prudential Securities Secured          PRUCO, Inc.                  0                     100.000        100.0
                Financing Corporation
 000000-00-0    Prudential Securities                  PRUCO, Inc.                  0                      99.000        100.0
                Structured Assets, Inc.
 000000-00-0    Prudential Uniformed Services          PRUCO, Inc.                  0                 500,000.000        100.0
                Administrators, Inc.
 000000-00-0    PSI Partners Inc.                      PRUCO, Inc.                  0                       1.000        100.0
 000000-00-0    Quick Sure Auto Agency, Inc            PRUCO, Inc.                  0                   1,000.000        100.0
 000000-00-0    Saffron Nominees Limited               PRUCO, Inc.                  0                       9.000        100.0
 000000-00-0    Seaport Futures Management,            PRUCO, Inc.                  0                  46,350.000        100.0
                Inc.
 000000-00-0    The Prudential Commercial              PRUCO, Inc.                  0                     240.000        100.0
                Insurance Co. of New Jersey
 000000-00-0    The Prudential General                 PRUCO, Inc.                  0                     240.000        100.0
                Insurance Company of New
                Jersey
 000000-00-0    The Prudential Property and            PRUCO, Inc.                  0                     100.000        100.0
                Casualty General Agency, Inc.
 000000-00-0    The Prudential Property and            PRUCO, Inc.                  0                     400.000        100.0
                Casualty Insurance Co.
                of New Jersey
 000000-00-0    The Prudential Property and            PRUCO, Inc.                  0                       1.000        100.0
                Casualty New Jersey
                Holdings, Inc.

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                    Stock in Lower-tier Company
                                                                                                    Owned Indirectly by Insurer
                                                                                        3                on Statement Date
                                                              2                Amount of Intangible --------------------------------
                                                  Name of Company Listed in     Assets Included in        4                5
     CUSIP                      1                 Section 1 Which Controls       Amount Shown in      Number of           % of
 Idetificationn     Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares        Outstanding
--------------      -------------------------- ------------------------------- -------------------- ----------------- --------------
    000000-00-0       The Prudential           PRUCO, Inc.                                   0                100.000        100.0
                      Property and Casualty
                      New Jersey Insurance
                      Brokerage, Inc.
    000000-00-0       THI Holdings             PRUCO, Inc.                          62,247,824              1,000.000        100.0
                      (Delaware), Inc.
    000000-00-0       Titan Auto Agency,       PRUCO, Inc.                                   0              1,000.000        100.0
                      Inc
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0              1,000.000        100.0
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0              1,000.000        100.0
                      New Mexico, Inc.
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0            100,000.000        100.0
                      of Arizona, Inc.
    000000-00-0       Titan Auto Insurance     PRUCO, Inc.                                   0              1,000.000        100.0
                      of Pennsylvania, Inc.
    000000-00-0       Titan Auto Insurance,    PRUCO, Inc.                                   0              1,000.000        100.0
                      Inc.
    000000-00-0       Titan Holdings           PRUCO, Inc.                                   0            100,000.000        100.0
                      Services Corporation
    000000-00-0       Titan Indemnity          PRUCO, Inc.                                   0          4,319,951.000        100.0
                      Company
    000000-00-0       Titan Insurance          PRUCO, Inc.                                   0          1,000,000.000        100.0
                      Company
    000000-00-0       Titan Insurance          PRUCO, Inc.                                   0                  1.000        100.0
                      Services, Inc.
    000000-00-0       Titan National Auto      PRUCO, Inc.                                   0              1,000.000        100.0
                      Call Center, Inc
    000000-00-0       Vector Securities        PRUCO, Inc.                                   0                 10.000        100.0
                      International, Inc.
    000000-00-0       Victoria Automobile      PRUCO, Inc.                                   0              1,500.000        100.0
                      Insurance Company
    000000-00-0       Victoria Financial       PRUCO, Inc.                                   0              1,000.000        100.0
                      Corporation
    000000-00-0       Victoria Fire and        PRUCO, Inc.                                   0              1,500.000        100.0
                      Casualty Company
    000000-00-0       Victoria Insurance       PRUCO, Inc.                                   0                500.000        100.0
                      Agency, Inc.
    000000-00-0       Victoria National        PRUCO, Inc.                                   0              1,000.000        100.0
                      Insurance Company
    000000-00-0       Victoria Select          PRUCO, Inc.                                   0              1,000.000        100.0
                      Insurance Company
    000000-00-0       Victoria Specialty       PRUCO, Inc.                                   0              1,000.000        100.0
                      Insurance Company
    000000-00-0       W.I. of Florida, Inc.    PRUCO, Inc.                                   0                100.000        100.0
    000000-00-0       Wexford Clearing         PRUCO, Inc.                                   0                100.000        100.0
                      Services Corporation
    000000-00-0       WHI of New York, Inc.    PRUCO, Inc.                                   0                100.000        100.0
    000000-00-0       Whitehall Holdings,      PRUCO, Inc.                                   0              1,000.000        100.0
                      Inc
    000000-00-0       Whitehall Insurance      PRUCO, Inc.                                   0              1,000.000        100.0
                      Agency of Texas, Inc.
    000000-00-0       Whitehall of Indiana,    PRUCO, Inc.                                   0                100.000        100.0
                      Inc
    000000-00-0       XBW Acquisition          PRUCO, Inc.                                   0                 10.000        100.0
                      Corporation
    000000-00-0       Argus Capital            Prudential Asset Management                   0                  2.000        100.0
                      International Ltd.       Holding Company
    000000-00-0       Argus Capital Limited    Prudential Asset Management                   0                  2.000        100.0
                                               Holding Company
    000000-00-0       Argus General            Prudential Asset Management                   0             50,000.000        100.0
                      Partner, Ltd.            Holding Company

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                     Stock in Lower-tier Company
                                                                                                     Owned Indirectly by Insurer
                                                                                         3                on Statement Date
                                                               2                Amount of Intangible -------------------------------
                                                   Name of Company Listed in     Assets Included in         4                5
     CUSIP                       1                 Section 1 Which Controls       Amount Shown in       Number of           % of
 Idetificationn      Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares         Outstanding
--------------       -------------------------- ------------------------------- -------------------- ------------------ ------------
    000000-00-0        Asian Infrastructure     Prudential Asset Management                 0                42,500.000         85.0
                       Mezzanine Capital        Holding Company
                       Management Co., Ltd.
    000000-00-0        Bache Insurance          Prudential Asset Management                 0                   100.000        100.0
                       Agency of Alabama,       Holding Company
                       Inc
    000000-00-0        Clivwell Securities      Prudential Asset Management                 0             7,750,000.000        100.0
                       Limited                  Holding Company
    000000-00-0        ComQuote, Inc.           Prudential Asset Management                 0                     0.000        100.0
                                                Holding Company
    000000-00-0        Enhanced Investment      Prudential Asset Management                 0                    98.000        100.0
                       Technologies, Inc.       Holding Company
    000000-00-0        Euro Invest (General     Prudential Asset Management                 0                49,998.000         99.0
                       Partner) Ltd.            Holding Company
    000000-00-0        Gateway Holdings,        Prudential Asset Management                 0                20,000.000        100.0
                       S.A.                     Holding Company
    000000-00-0        GRA (Bermuda) Limited    Prudential Asset Management                 0                     0.000        100.0
                                                Holding Company
    000000-00-0        GRA (Singapore)          Prudential Asset Management                 0                     0.000        100.0
                       Private Limited          Holding Company
    000000-00-0        Industrial Properties    Prudential Asset Management                 0                49,998.000         99.0
                       (Gen Partner) II,        Holding Company
                       Ltd.
    000000-00-0        Industrial Properties    Prudential Asset Management                 0                30,000.000         75.0
                       (Gen Partner), Ltd.      Holding Company
    000000-00-0        Northern Retail          Prudential Asset Management                 0                40,000.000         80.0
                       Properties (General      Holding Company
                       Partner) Ltd.
    000000-00-0        PCM International,       Prudential Asset Management                 0                   100.000        100.0
                       Inc.                     Holding Company
    000000-00-0        PGAM Finance             Prudential Asset Management                 0                 3,000.000        100.0
                       Corporation              Holding Company
    000000-00-0        PGAM Warehouse, Inc.     Prudential Asset Management                 0                   200.000        100.0
                                                Holding Company
    000000-00-0        PIC Holdings, Ltd        Prudential Asset Management                 0            32,810,256.000        100.0
                                                Holding Company
    000000-00-0        PIFM Hold Co.            Prudential Asset Management                 0                   100.000        100.0
                                                Holding Company
    000000-00-0        PRICOA Asset             Prudential Asset Management                 0             1,500,000.000        100.0
                       Management, Ltd.         Holding Company
    000000-00-0        PRICOA Capital Group,    Prudential Asset Management                 0             6,751,000.000        100.0
                       Ltd.                     Holding Company
    000000-00-0        PRICOA Capital           Prudential Asset Management                 0               100,000.000        100.0
                       Management               Holding Company
    000000-00-0        PRICOA Funding, Ltd.     Prudential Asset Management                 0            11,213,375.000        100.0
                                                Holding Company
    000000-00-0        PRICOA General           Prudential Asset Management                 0                 1,000.000        100.0
                       Partner Ltd.             Holding Company
    000000-00-0        PRICOA Investment        Prudential Asset Management                 0            82,132,601.000        100.0
                       Company                  Holding Company
    000000-00-0        PRICOA Investment        Prudential Asset Management                 0                15,000.000        100.0
                       Company                  Holding Company
    000000-00-0        PRICOA Management        Prudential Asset Management                 0                 1,000.000        100.0
                       Partner Ltd.             Holding Company
    000000-00-0        PRICOA Mezzanine         Prudential Asset Management                 0               873,985.000        100.0
                       Funding, Ltd.            Holding Company
    000000-00-0        PRICOA Mezzanine         Prudential Asset Management                 0             4,282,789.000        100.0
                       Investment Co.           Holding Company
    000000-00-0        PRICOA Mezzanine         Prudential Asset Management                 0                 1,000.000        100.0
                       Investment Co.           Holding Company
    000000-00-0        PRICOA P.I.M.            Prudential Asset Management                 0                10,000.000        100.0
                       (Regulated) Ltd.         Holding Company
    000000-00-0        PRICOA Property          Prudential Asset Management           631,391                     2.000        100.0
                       Investment Management    Holding Company
                       Ltd.
    000000-00-0        PRICOA Property PLC      Prudential Asset Management                 0                49,998.000        100.0
                                                Holding Company
    000000-00-0        PRICOA Property          Prudential Asset Management                 0                     2.000        100.0
                       Private Equity Ltd.      Holding Company
    000000-00-0        Prudential Asia Fund     Prudential Asset Management                 0                   180.000        100.0
                       Management Ltd.          Holding Company
    000000-00-0        Prudential Asia Fund     Prudential Asset Management                 0                    20.000        100.0
                       Managers (HK) Ltd.       Holding Company

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                    Stock in Lower-tier Company
                                                                                                    Owned Indirectly by Insurer
                                                                                        3                on Statement Date
                                                              2                Amount of Intangible --------------------------------
                                                  Name of Company Listed in     Assets Included in        4                5
     CUSIP                      1                 Section 1 Which Controls       Amount Shown in      Number of           % of
 Idetificationn     Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares        Outstanding
--------------      -------------------------- ------------------------------- -------------------- ----------------- --------------
    000000-00-0       Prudential Asia          Prudential Asset Management               0                    100.000        100.0
                      Infrastructure           Holding Company
                      Investors (H.K.) Ltd.
    000000-00-0       Prudential Asia          Prudential Asset Management               0                800,000.000        100.0
                      Infrastructure           Holding Company
                      Investors Ltd.
    000000-00-0       Prudential Asia          Prudential Asset Management               0              6,300,000.000        100.0
                      Investments Limited      Holding Company
    000000-00-0       Prudential Asia          Prudential Asset Management               0                      1.000         50.0
                      Investments, Ltd.        Holding Company
    000000-00-0       Prudential Asia          Prudential Asset Management               0                200,000.000        100.0
                      Management Ltd           Holding Company
    000000-00-0       Prudential Asset         Prudential Asset Management               0                  8,000.000        100.0
                      Management Japan         Holding Company
    000000-00-0       Prudential Carbon        Prudential Asset Management               0                      0.000        100.0
                      Mesa, Inc.               Holding Company
    000000-00-0       Prudential Home          Prudential Asset Management               0                    100.000        100.0
                      Building Investors,      Holding Company
                      Inc.
    000000-00-0       Prudential Huntoon       Prudential Asset Management               0                      0.000        100.0
                      Paige Associates         Holding Company
    000000-00-0       Prudential               Prudential Asset Management               0                      0.000          0.0
                      Investments Fund         Holding Company
                      Management, L.L.C.
    000000-00-0       Prudential               Prudential Asset Management               0                      0.000        100.0
                      Investments Fund         Holding Company
                      Management, L.L.C.
    000000-00-0       Prudential               Prudential Asset Management               0                      0.000          0.0
                      Investments              Holding Company
                      Management Services,
                      L.L.C.
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Company I,       Holding Company
                      LLC
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                    100.000        100.0
                      Capital Company, Inc     Holding Company
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Company, LLC     Holding Company
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Funding, LLC     Holding Company
    000000-00-0       Prudential Mortgage      Prudential Asset Management               0                      0.000        100.0
                      Capital Holdings         Holding Company
                      Corporation
    000000-00-0       Prudential Multi-        Prudential Asset Management               0                      0.000        100.0
                      family Mortgage, Inc.    Holding Company
    000000-00-0       Prudential Mutual        Prudential Asset Management               0                    100.000        100.0
                      Fund Distributors,       Holding Company
                      Inc.
    000000-00-0       Prudential Mutual        Prudential Asset Management               0                      0.000          0.0
                      Fund Services, L.L.C.    Holding Company
    000000-00-0       Prudential Timber        Prudential Asset Management               0                    100.000        100.0
                      Investments, Inc.        Holding Company
    000000-00-0       Prumerica Global         Prudential Asset Management               0                  5,000.000        100.0
                      Asset Management         Holding Company
                      Company, S.A.
    000000-00-0       Prumerica Investment     Prudential Asset Management               0                  5,000.000        100.0
                      Management Company,      Holding Company
                      S.A.
    000000-00-0       PT PAMA Indonesia        Prudential Asset Management               0                    650.000         65.0
                                               Holding Company
    000000-00-0       South Downs              Prudential Asset Management               0                     99.000         99.0
                      Properties (General      Holding Company
                      Partner) Ltd.

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                     Stock in Lower-tier Company
                                                                                                     Owned Indirectly by Insurer
                                                                                         3                on Statement Date
                                                               2                Amount of Intangible ------------------------------
                                                   Name of Company Listed in     Assets Included in         4                5
     CUSIP                       1                 Section 1 Which Controls       Amount Shown in       Number of           % of
 Idetificationn      Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares         Outstanding
--------------       -------------------------- ------------------------------- -------------------- ------------------ -----------
    000000-00-0        South Downs Trading      Prudential Asset Management                 0                    99.000         99.0
                       (General Partner) Ltd.   Holding Company
    000000-00-0        Texas Rio Grande         Prudential Asset Management                 0                   100.000        100.0
                       Other Asset Group        Holding Company
                       Company, Inc.
    000000-00-0        The Prudential Asset     Prudential Asset Management                 0                    84.000        100.0
                       Management Company,      Holding Company
                       Inc.
    000000-00-0        The Prudential           Prudential Asset Management                 0                    83.000        100.0
                       Investment               Holding Company
                       Corporation
    000000-00-0        The Prudential           Prudential Asset Management                 0                   100.000        100.0
                       Property Company,        Holding Company
                       Inc.
    000000-00-0        The Prudential Realty    Prudential Asset Management                 0                   100.000        100.0
                       Advisors, Inc.           Holding Company
    000000-00-0        The Robert C. Wilson     Prudential Asset Management                 0                     0.000        100.0
                       Company                  Holding Company
    000000-00-0        The Robert C. Wilson     Prudential Asset Management                 0                     0.000        100.0
                       Company Arizona          Holding Company
    000000-00-0        TransEuropean            Prudential Asset Management                 0                30,000.000         75.0
                       Properties (General      Holding Company
                       Partner) II Ltd.
    000000-00-0        TransEuropean            Prudential Asset Management                 0                40,000.000        100.0
                       Properties (General      Holding Company
                       Partner) Ltd.
    000000-00-0        US High Yield            Prudential Asset Management                 0                   100.000        100.0
                       Management, Inc.         Holding Company
    000000-00-0        WMF Funding Corp.        Prudential Asset Management                 0                     0.000        100.0
                                                Holding Company
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                   150.000        100.0
                       Insurance Agency of
                       Massachusetts, Inc.
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                   150.000        100.0
                       Insurance Agency of
                       New Mexico, Inc.
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                    90.000         90.0
                       Insurance Agency of
                       Ohio, Inc.
    000000-00-0        Prudential Direct        Prudential Direct, Inc.                     0                   150.000        100.0
                       Insurance Agency of
                       Wyoming, Inc.
    000000-00-0        Human Resource           Prudential Human Resources                  0                   100.000        100.0
                       Finance Company, Inc.    Management Co., Inc.
    000000-00-0        Gibraltar Servicos       Prudential International                    0                 1,020.000         51.0
                       Ltda.                    Insurance Holdings, Ltd.
    000000-00-0        Prudential-Bradesco      Prudential International                    0                 5,372.000         99.0
                       Seguros, S.A.            Insurance Holdings, Ltd.
    000000-00-0        Prudential-Bradesco      Prudential International                    0                54,772.000         48.0
                       Seguros, S.A.            Insurance Holdings, Ltd.
    000000-00-0        Prudential Seguros,      Prudential International                    0               100,000.000        100.0
                       S.A.                     Insurance Holdings, Ltd.
    T7415#-10-9        Prumerica Life S.p.A     Prudential International                    0            20,000,000.000        100.0
                                                Insurance Holdings, Ltd.
    000000-00-0        Prumerica Towarzystwo    Prudential International                    0             1,000,000.000        100.0
                       Ubezpieczenna Zycie      Insurance Holdings, Ltd.
                       S.A
    000000-00-0        PruServicos              Prudential International                    0               422,168.000        100.0
                       Participacoes, S.A.      Insurance Holdings, Ltd.
    Y7443@-10-1        The Prudential Life      Prudential International                    0             2,640,000.000        100.0
                       Insurance Company of     Insurance Holdings, Ltd.
                       Korea, Ltd.
    AMPRU1-23-2        The Prumerica Life       Prudential International                    0            24,999,995.000        100.0
                       Insurance Company,       Insurance Holdings, Ltd.
                       Inc.
    000000-00-0        Countrywide              Prudential Real Estate                240,800                   100.000        100.0
                       International Realty,    Affiliates, Inc.
                       Ltd.
    000000-00-0        Prudential Homes         Prudential Real Estate                      0                     1.000        100.0
                       Corporation              Affiliates, Inc.

   ANNUAL STATEMENT FOR THE YEAR 2000 OF THE PRUDENTIAL INSURANCE COMPANY OF
                                  AMERICA

                 SCHEDULE D--PART 6--SECTION 2 (continued)

                                                                                                     Stock in Lower-tier Company
                                                                                                     Owned Indirectly by Insurer
                                                                                         3                on Statement Date
                                                               2                Amount of Intangible -----------------------------
                                                   Name of Company Listed in     Assets Included in        4                5
     CUSIP                       1                 Section 1 Which Controls       Amount Shown in      Number of           % of
 Idetificationn      Name of Lower-tier Company       Lower-tier Company        Column 5, Section 1      Shares        Outstanding
--------------       -------------------------- ------------------------------- -------------------- -------------     -----------
    000000-00-0        Prudential Referral      Prudential Real Estate                        0              1,000.000        100.0
                       Services, Inc.           Affiliates, Inc.
    000000-00-0        Prudential Texas         Prudential Real Estate                  589,792              1,000.000        100.0
                       Residential Services     Affiliates, Inc.
                       Corporation
    000000-00-0        Real Estate              Prudential Real Estate                        0                100.000        100.0
                       Connecticut, Inc.        Affiliates, Inc.
    000000-00-0        The Prudential Real      Prudential Real Estate                        0                100.000        100.0
                       Estate Financial         Affiliates, Inc.
                       Services of America,
                       Inc.
    000000-00-0        Prudential Select        Prudential Select                             0          2,500,000.000        100.0
                       Life Insurance           Holdings, Inc.
                       Company of America
    000000-00-0        Capital Agricultural     Prudential Trust Company                      0                995.000        100.0
                       Property Services,
                       Inc.
    000000-00-0        Prudential Equity        Prudential Trust Company                      0              1,000.000        100.0
                       Investors, Inc.
    000000-00-0        Prudential Realty        Prudential Trust Company                      0                100.000        100.0
                       Partnerships, Inc.
    000000-00-0        PTC Services, Inc.       Prudential Trust Company                      0                100.000        100.0
    000000-00-0        PHMC Services            Residential Services Corp                     0              1,000.000        100.0
                       Corporation              of America
    000000-00-0        Residential              Residential Services Corp                     0              1,000.000        100.0
                       Information Services,    of America
                       Inc.
    000000-00-0        Securitized Asset        Residential Services Corp                     0              1,000.000        100.0
                       Sales, Inc.              of America
    000000-00-0        The Prudential Home      Residential Services Corp                     0                100.000        100.0
                       Mortgage Company,        of America
                       Inc.
    000000-00-0        The Prudential Home      Residential Services Corp                     0              1,000.000        100.0
                       Mortgage Securities      of America
                       Co., Inc.
    000000-00-0        BREE Investments Ltd.    SMP Holdings, Inc.                            0                  1.000         50.0
                                                                                              0                  0.000          0.0
                                                                                              0                  0.000          0.0
    0199999                                                                          73,376,484                    XXX          XXX
    --Preferred
    Stock
    0399999 Total                                                                    73,376,484                    XXX          XXX

ITEM 25. INDEMNIFICATION

  Article VI, paragraph (4) of Registrant's Articles of Incorporation provides that "each director and officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and as provided in the by-laws of the Corporation." Article VIII of the Registrant's Articles of Incorporation provides, in pertinent part, that "no provision of these Articles of Incorporation shall be effective to (a) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (b) protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

Paragraph 8 of the Management Agreement between Registrant and PIFM provides:
"The Manager shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement."

The subadvisory agreement between PIFM and each subadviser generally provides that: "The Subadviser shall not be liable for any error of judgment or for any loss suffered by the Fund or the Manager in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser's part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement."

  The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  (a) Prudential Investments Fund Management LLC (PIFM)

  The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (file No. 801-31104).

  The business and other connections of PIFM's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102-4077.

    NAME AND ADDRESS            POSITION WITH PIFM          PRINCIPAL OCCUPATIONS
    ----------------            ------------------          ---------------------
 David R. Odenath, Jr.   Officer in Charge, President,    Officer in Charge,
                         Chief Executive Officer          President, Chief
                         and Chief Operating Officer      Executive Officer and
                                                          Chief Operating Officer,
                                                          PIFM; Senior Vice
                                                          President. The
                                                          Prudential Insurance
                                                          Company of America
                                                          (Prudential)

 Robert F. Gunia         Executive Vice President         Executive Vice President
                         and Chief Administrative Officer and Chief Administrative
                                                          Officer, PIFM; Vice
                                                          President; President,
                                                          Prudential Investment
                                                          Management Services LLC
                                                          (PIMS)

 William V. Healey       Executive Vice President         Executive Vice
                         Chief Legal Officer              President, Chief Legal
                         and Secretary                    Officer and Secretary,
                                                          PIFM; Vice President and
                                                          Corporate Counsel,
                                                          Prudential; Senior Vice
                                                          President, Chief Legal
                                                          Officer and Secretary,
                                                          PIMS

 Theodore F. Kilkuskie   Executive Vice President         Executive Vice
                                                          President, PIFM

 Stephen Pelletier       Executive Vice President         Executive Vice
                                                          President, PIFM

 Judy A. Rice            Executive Vice President         Executive Vice
                                                          President, PIFM

 Lynn M. Waldvogel       Executive Vice President         Executive Vice
                                                          President, PIFM

  (b) Prudential Investment Management, Inc. (Prudential Investments)

  The business and other connections of Prudential Investments' directors and executive officers are set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102-4077.

                                  POSITION WITH
    NAME AND ADDRESS          PRUDENTIAL INVESTMENTS        PRINCIPAL OCCUPATIONS
    ----------------          ----------------------        ---------------------
 John R. Strangfeld, Jr.                                  President of Prudential
                                                          Global Asset Management
                                                          Group of Prudential;
                                                          Senior Vice President,
                                                          Prudential; Chairman of
                                                          the Board, President,
                                                          Chief Executive Officer
                         Chairman of the Board,           and Director, Prudential
                         President and Chief              Investments; President,
                         Executive Officer                Prudential Securities,
                         and Director                     Inc.

 Bernard Winograd                                         Chief Executive Officer,
                                                          Prudential Real Estate
                                                          Investors; Senior Vice
                         Senior Vice President and        President and Director,
                         Director                         Prudential Investments

  (c) Other Subadvisers

  The business and other connections of the directors and executive officers of Jennison Associates LLC are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-5608), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of AIM Capital Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-15211), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Alliance Capital Management, L.P. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-56720), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Davis Selected Advisers, L.P. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-31648), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Deutsche Asset Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-27291), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of GE Asset Management Incorporated are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-31947), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of INVESCO Funds Group, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-1569), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Key Asset Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-46878), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Salomon Brothers Asset Management, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-32046), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Fidelity Management and Research Company are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission
(File No. 801-7884), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Massachusetts Financial Services Company are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission
(File No. 801-17352), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Pacific Investment Management Company are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-48147), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of Franklin Advisers, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-26292), as most recently amended, the text of which is hereby incorporated by reference.

  The business and other connections of the directors and executive officers of The Dreyfus Corporation are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-8147), as most recently amended, the text of which is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) Prudential Investment Management Services LLC (PIMS) is the distributor for the following open-end management companies: Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Diversified Funds, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Prudential's Gibraltar Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Series, The Prudential Investment Portfolios, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Target Portfolio Trust and Target Funds.

  PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Discovery Provider Group Variable Contract Account, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b)NAME AND PRINCIPAL                                                        POSITIONS AND OFFICES WITH
    BUSINESS ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER                 REGISTRANT
---------------------         --------------------------------------         ---------------------------
Robert F. Gunia*       President                                             Vice President and Director
Bernard B. Winograd*   Executive Vice President                              None
William V. Healey*     Sr. Vice President, Secretary and Chief Legal Officer Assistant Secretary
Margaret M. Deverell*  Vice President and Chief Financial Officer            None
Stuart A. Abrams**     Sr. Vice President and Chief Compliance Officer       None

--------
** Principal Business Address: 213 Washington Street, Newark, NJ 07102

* Principal Business Address: 100 Mulberry Street, Newark, NJ 07102

  (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

  All accounts, books, or other documents required to be maintained by Section 31 (a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant, 751 Broad Street, Newark, New Jersey 07102-3777; Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, the Registrant's Accounting Agent, State Street Bank and Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716, the Registrant's Custodian, State Street Bank and Trust Company, 127 West 10th Street, Kansas City, MO 64105-1716 or the Registrant's other sub-advisers.

  The Fund has entered into Sub-Advisory Agreements with Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Prudential Investment Management, Inc., 751 Broad Street, Newark, New Jersey 07102; Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California 94404; The Dreyfus Corporation, 200 Park Avenue, New York, NY 10266; and Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, A I M Capital Management, Inc., 11 Greenway Plaza, Houston, Texas 77046; Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, NY 10105; Bankers Trust Company, 130 Liberty Street, New York, NY 10006; Davis Selected Advisers, L.P. 2949 East Elvira Road, Tucson, Arizona 85706; Deutsche Asset Management, Inc., 280 Park Avenue, New York, NY 10017; Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109; Key Asset Management, Inc., 127 Public Square, Cleveland, OH 44114; INVESCO Funds Group, Inc., 7800 East Union Avenue, Denver, Colorado 80237; GE Asset Management Incorporated 777 Long Ridge Road, Building B, Stamford, CT 06927; Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, and Salomon Brothers Asset Management, Inc., 7 World Trade Center, 37th floor, New York, NY 10048.

ITEM 29. MANAGEMENT SERVICES

  Not Applicable.

ITEM 30. UNDERTAKINGS

  Not Applicable.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 10th day of April, 2001.

                                          THE PRUDENTIAL SERIES FUND, INC.

                                               /s/ David R. Odenath, Jr.
                                          By: _________________________________
                                                   David R. Odenath, Jr.

                                                 Chairman and Director

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signature                         Title                 Date
             ---------                         -----                 ----

     /s/ David R. Odenath, Jr.        Chairman & Director        April 10, 2001
____________________________________
       David R. Odenath, Jr.

        /s/ Grace C. Torres           Treasurer and Principal    April 10, 2001
____________________________________  Financial and Accounting
          Grace C. Torres             Officer
        /s/ Eugene C. Dorsey          Director                   April 10, 2001
____________________________________
          Eugene C. Dorsey

        /s/ Saul K. Fenster           Director                   April 10, 2001
____________________________________
          Saul K. Fenster

      /s/ Delayne Dedrick Gold        Director                   April 10, 2001
____________________________________
        Delayne Dedrick Gold

        /s/ Robert F. Gunia           Director and Vice          April 10, 2001
____________________________________  President
          Robert F. Gunia

       /s/ Maurice T. Holmes          Director                   April 10, 2001
____________________________________
         Maurice T. Holmes

             Signature                         Title                 Date
             ---------                         -----                 ----

       /s/ Robert E. LaBlanc         Director                   April 10, 2001
____________________________________
         Robert E. LaBlanc

    /s/ Douglas H. McCorkindale      Director                   April 10, 2001
____________________________________
      Douglas H. McCorkindale

     /s/ W. Scott McDonald, Jr.      Director                   April 10, 2001
____________________________________
       W. Scott McDonald, Jr.

        /s/ Thomas T. Mooney         Director                   April 10, 2001
____________________________________
          Thomas T. Mooney

        /s/ Stephen P. Munn          Director                   April 10, 2001
____________________________________
          Stephen P. Munn

       /s/ Richard A. Redeker        Director                   April 10, 2001
____________________________________
         Richard A. Redeker

         /s/ Robin B. Smith          Director                   April 10, 2001
____________________________________
           Robin B. Smith

       /s/ Stephen Stoneburn         Director                   April 10, 2001
____________________________________
         Stephen Stoneburn

        /s/ Nancy H. Teeters         Director                   April 10, 2001
____________________________________
          Nancy H. Teeters

          /s/ Judy A. Rice           Director and Vice          April 10, 2001
____________________________________  President
            Judy A. Rice

       /s/ Louis A. Weil, III        Director                   April 10, 2001
____________________________________
         Louis A. Weil, III

          /s/ Joseph Weber           Director                   April 10, 2001
____________________________________
            Joseph Weber

       /s/ Clay T. Whitehead         Director                   April 10, 2001
____________________________________
         Clay T. Whitehead